Deferred Tax (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2020
Deferred Tax
At the beginning of the period		$ 550,718
Movement in the year recognised in profit or loss	$ 567,632	(568,534)
Foreign exchange on translation	(16,914)	$ (17,816)
At the end of the year	$ 550,718